INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
Major components of tax expense (income) [abstract]
Schedule of Provision of Income Tax Rates to Loss Before Income Tax

The provision for income taxes differs from the amount computed by applying the cumulative Canadian federal and provincial income tax rates to the loss before income tax provision due to the following:

	Years ended June 30,
	2021	2020
Canadian statutory tax rate	27.00%	27.00%

(Loss) income before income taxes	$(6,574,374)	$5,893,268

Income tax (recovery) expense computed at Canadian statutory rates	(1,775,081)	1,591,182
Foreign tax rates different from statutory rate	218,388	(324,652)
Permanent items and other	3,633,845	614,589
Change in unrecognized deferred tax assets	(2,078,112)	(1,881,119)
Adjustments in respect of prior years	960	-
	$-	$-

Schedule of Temporary Differences and Unused Tax Losses

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profit is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdiction in which the tax benefit arise. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	June 30, 2021	June 30, 2020	July 31, 2019
Non-capital loss carry forward	$9,184,009	$11,844,993	$11,096,051
Capital loss carry forward	23,435,600	-	-
Plant and equipment	155,152	2,289,041	2,371,361
Mineral property interests	3,519,176	16,767,840	26,374,381
Equity investments	572,253	535,456	-
Share issuance cost	1,624,469	-	-
Investment tax credit	-	1,191,951	1,241,225
	$38,490,659	$32,629,281	$41,083,018

Schedule of Net Operating Losses Expiring in Various Years

As of June 30, 2021, the Company has the following net operating losses, expiring various years to 2041 and available to offset future taxable income in Canada, Bolivia and China, respectively:

	Canada	Bolivia	China
2025	-	-	38,535
2027	-	-	48,331
2028	-	-	87,248
2029	-	-	85,919
2037	-	44,849	-
2038	-	22,571	-
2039	-	115,876	-
2040	-	-	-
2041	7,976,944	763,736	-
	$7,976,944	$947,032	$260,033